Schedule 1 - Condensed Financial Information of Tata Motors Limited ("Parent Company") on a Standalone Basis - Summary of Contractual Maturities of Long-term Debt (Including Interest Payment) (Detail) - Tata Motors Limited [Member]
₨ in Millions, $ in Millions
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual maturities of long-term debt (including interest payment)	₨ 194,593.7	$ 2,985.7	₨ 193,573.8
Later than one year and not later than two years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual maturities of long-term debt (including interest payment)	32,535.8	499.2	15,416.0
Later than two years and not later than three years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual maturities of long-term debt (including interest payment)	19,959.8	306.2	26,534.1
Later than three years and not later than five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual maturities of long-term debt (including interest payment)	106,388.7	1,632.4	101,586.7
Later than five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual maturities of long-term debt (including interest payment)	₨ 35,709.4	$ 547.9	₨ 50,037.0